Note 9 - Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Equity Method Investments [Table Text Block]
Entity	Vessel	Participation % December 31, 2018	Date Established /Acquired
Steadman Maritime Co.	Ensenada	49%	July 1, 2013
Marchant Maritime Co.	-	49%	July 8, 2013
Horton Maritime Co.	-	49%	June 26, 2013
Smales Maritime Co.	Elafonisos	49%	June 6, 2013
Geyer Maritime Co.	Arkadia	49%	May 18, 2015
Goodway Maritime Co.	Monemvasia	49%	September 22, 2015
Kemp Maritime Co.	Cape Akritas	49%	June 6, 2013
Hyde Maritime Co.	Cape Tainaro	49%	June 6, 2013
Skerrett Maritime Co.	Cape Artemisio	49%	December 23, 2013
Ainsley Maritime Co.	Cape Kortia	25%	June 25, 2013
Ambrose Maritime Co.	Cape Sounio	25%	June 25, 2013
Platt Maritime Co.	Polar Argentina	49%	May 18, 2015
Sykes Maritime Co.	Polar Brasil	49%	May 18, 2015

Equity Method Investments Summarized Financial Information [Table Text Block]
	December 31, 2017	December 31, 2018
Non-current assets	$1,069,449	$552,110
Current assets	62,170	40,230
Total assets	$1,131,619	$592,340

Current liabilities	$55,455	$23,339
	For the years ended December 31,
	2017	2018
Voyage revenue	123,228	148,614
Net income	$9,495	$29,628